VALUE ADDED TAX RECEIVABLE	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
VALUE ADDED TAX RECEIVABLE
VALUE ADDED TAX RECEIVABLE

	December 31, 2018	December 31, 2017
	$	$
Current (note 5)	12,811	7,004
Non-current (note 8)	5,991	6,751
	18,802	13,755

VAT paid in Argentina in relation to the Puna Operations is recoverable under Argentina law during the production stage of a mine and we apply to the Argentina government to recover the applicable VAT on an ongoing basis. There have, at times, been significant delays in obtaining final approvals and, therefore, the collection of VAT and the classification reflects best estimates of timing of recoveries.

The VAT receivables balance in Argentina is denominated in Argentine pesos. Accordingly, foreign currency fluctuations could materially impact the value of the VAT receivables in U.S. dollars, as discussed further in note 24(a)(ii).

We believe that the remaining balance is fully recoverable and have not provided an allowance, as discussed further in note 24(b).